UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Gavekal Knowledge Leaders Emerging Markets ETF Gavekal Knowledge Leaders Developed World ETF

Semi-Annual Report

October 31, 2016
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2016 (Unaudited)

Gavekal Knowledge Leaders Emerging Markets ETF
Schedule of Investments	1
Summary of Investments	4

Gavekal Knowledge Leaders Developed World ETF
Schedule of Investments	5
Summary of Investments	10

Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes	13
Financial Highlights	14
Notes to Financial Statements	15
Disclosure of Fund Expenses	24
Other Information	25

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.gavekalfunds.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Funds are non-diversified and may invest more of their assets in securities of a single issuer, which may have an adverse effect on each Fund’s performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 99.7%
	BRAZIL – 4.3%
8,000	Ambev S.A. - ADR	47,200
1,600	BRF S.A. - ADR	26,752
2,800	Cetip S.A. - Mercados Organizados	39,685
3,600	Lojas Renner S.A.	30,691
2,800	Natura Cosmeticos S.A.	27,347
11,600	TIM Participacoes S.A.	32,244
		203,919
	CHINA – 3.2%
400	China Biologic Products, Inc.*	47,244
7,600	Fuyao Glass Industry Group Co., Ltd. Class H	22,100
400	SINA Corp.*	28,856
800	Sohu.com, Inc.*	29,944
12,000	TravelSky Technology Ltd. Class H	25,656
		153,800
	GREECE – 0.6%
2,912	Hellenic Telecommunications Organization S.A.	26,654

	HONG KONG – 17.4%
26,000	3SBio, Inc.*	25,984
12,000	ANTA Sports Products Ltd.	34,662
3,600	ASM Pacific Technology Ltd.	34,747
48,000	Belle International Holdings Ltd.	29,092
20,000	China Medical System Holdings Ltd.	31,258
16,000	China Mengniu Dairy Co., Ltd.	30,329
2,000	China Mobile Ltd.	22,915
16,000	China Resources Beer Holdings Co., Ltd.*	34,043
40,000	CSPC Pharmaceutical Group Ltd.	41,471
34,000	Great Wall Motor Co., Ltd. Class H	33,190
4,000	Hengan International Group Co., Ltd.	31,851
12,000	Kingsoft Corp., Ltd.	26,987
40,000	Luye Pharma Group Ltd.	26,925
17,600	MGM China Holdings Ltd.	29,141
8,000	Minth Group Ltd.	28,473
12,000	Samsonite International S.A.	37,757
124,000	Sihuan Pharmaceutical Holdings Group Ltd.	29,741
40,000	Sino Biopharmaceutical Ltd.	28,008
44,000	SJM Holdings Ltd.	30,469
4,000	Swire Pacific Ltd. Class A	41,600
1,600	Tencent Holdings Ltd.	42,461
24,000	Tingyi Cayman Islands Holding Corp.	25,904
8,000	Tsingtao Brewery Co., Ltd. Class H	31,980
48,000	Want Want China Holdings Ltd.	29,277
10,000	Yue Yuen Industrial Holdings Ltd.	38,105
6,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	29,091
		825,461
	INDONESIA – 2.9%
50,400	PT Indofood Sukses Makmur Tbk	32,833
248,800	PT Kalbe Farma Tbk	33,178
44,000	PT Semen Indonesia Persero Tbk	33,216
11,300	PT Unilever Indonesia Tbk	38,517
		137,744
	MALAYSIA – 0.8%
30,100	Top Glove Corp. Bhd	35,517

	MEXICO – 5.1%
8,800	Arca Continental S.A.B. de C.V.	54,959
6,800	Coca-Cola FEMSA S.A.B. de C.V. Class L	51,312
3,084	Gruma S.A.B. de C.V. Class B	43,083
16,400	Grupo Bimbo S.A.B. de C.V. Class A	44,437
20,400	Mexichem S.A.B. de C.V.	48,995
		242,786
	RUSSIA – 1.8%
2,448	Mail.Ru Group Ltd. - GDR*	40,074
2,400	Yandex N.V. Class A*	47,256
		87,330
	SOUTH AFRICA – 7.2%
1,520	Aspen Pharmacare Holdings Ltd.	33,115
6,028	AVI Ltd. Class Y	42,367
2,480	Foschini Group Ltd.	25,531
3,120	Kumba Iron Ore Ltd.*	31,629
1,500	Mondi Ltd.	29,316
2,180	Mr Price Group Ltd.	24,855
6,000	Telkom S.A. SOC Ltd.	27,685
1,484	Tiger Brands Ltd.	42,264
4,864	Truworths International Ltd.	25,777
2,856	Vodacom Group Ltd.	30,811
4,640	Woolworths Holdings Ltd.	26,881
		340,231
	SOUTH KOREA – 22.2%
1,280	Able C&C Co., Ltd.	23,435
544	Ahnlab, Inc.	30,617
96	Amorepacific Corp.	30,119
220	AmorePacific Group, Inc.	28,455
1,056	Boditech Med, Inc.*	18,827
1,120	Bukwang Pharmaceutical Co., Ltd.*	24,470
276	Caregen Co., Ltd.	22,818
288	Chong Kun Dang Pharmaceutical Corp.	23,332
320	CJ CGV Co., Ltd.	18,961

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
240	CJ O Shopping Co., Ltd.	34,000
272	Com2uS Corp.	22,582
368	Coway Co., Ltd.	28,816
864	Crown Confectionery Co., Ltd.	23,596
208	Cuckoo Electronics Co., Ltd.	23,995
1,136	Daesang Corp.*	26,756
240	Dong-A ST Co., Ltd.	18,017
464	Gamevil, Inc.*	22,546
764	Hankook Tire Co., Ltd.	36,856
44	Hanmi Pharm Co., Ltd.	13,920
180	Hanssem Co., Ltd.	27,922
1,596	Hite Jinro Co., Ltd.	30,686
64	Hugel, Inc.*	19,185
304	Hyundai Motor Co.	37,195
800	InBody Co., Ltd.	23,107
304	Jeil Pharmaceutical Co.	17,986
604	KEPCO Plant Service & Engineering Co., Ltd.	28,979
400	KT & G Corp.	39,502
44	LG Household & Health Care Ltd.	31,532
160	Lotte Confectionery Co., Ltd.	26,847
76	Medy-Tox, Inc.	27,019
128	NCsoft Corp.	29,588
96	Nongshim Co., Ltd.	24,163
40	Orion Corp.*	24,994
476	Osstem Implant Co., Ltd.	22,672
976	S.M. Entertainment Co.*	23,286
32	Samsung Electronics Co., Ltd.	45,836
1,600	SK Telecom Co., Ltd. - ADR	34,960
400	ST Pharm Co., Ltd.*	16,465
1,696	Webzen, Inc.	25,494
144	Yuhan Corp.	26,428
		1,055,964
	TAIWAN – 24.5%
4,000	Advanced Ceramic X Corp.	32,068
6,000	Bizlink Holding, Inc.	30,421
8,000	Chaun-Choung Technology Corp.	35,364
1,200	Chunghwa Telecom Co., Ltd. - ADR	40,980
4,398	CUB Elecparts, Inc.	40,416
7,000	Delta Electronics, Inc.	36,932
4,000	Eclat Textile Co., Ltd.	45,504
32,000	ELAN Microelectronics Corp.	36,251
12,000	Elite Advanced Laser Corp.	43,730
20,000	Everlight Electronics Co., Ltd.	30,199
24,000	Far Eastone Telecommunications Co., Ltd.	56,734
16,000	Firich Enterprises Co., Ltd.	33,158
12,000	Flexium Interconnect, Inc.	34,185
8,000	Hota Industrial Manufacturing Co., Ltd.	33,336
8,000	Hu Lane Associate, Inc.	35,364
4,000	International Games System Co., Ltd.	22,499
44,000	King Yuan Electronics Co., Ltd.	38,691
16,000	Kinsus Interconnect Technology Corp.	36,961
8,000	Makalot Industrial Co., Ltd.	31,561
4,000	MediaTek, Inc.	30,421
12,000	Novatek Microelectronics Corp.	45,061
4,000	Parade Technologies Ltd.	45,061
6,000	PharmaEngine, Inc.	40,973
7,000	President Chain Store Corp.	52,349
25,000	Siliconware Precision Industries Co., Ltd.	37,828
12,000	Sinbon Electronics Co., Ltd.	26,998
8,000	Taiwan Paiho Ltd.	27,252
1,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	49,760
12,000	TTY Biopharm Co., Ltd.	45,251
20,000	Uni-President Enterprises Corp.	38,723
12,000	Win Semiconductors Corp.	33,349
		1,167,380
	THAILAND – 7.8%
85,000	Bangkok Dusit Medical Services PCL	55,375
65,200	Banpu PCL	34,093
22,400	Berli Jucker PCL	33,762
6,800	Bumrungrad Hospital PCL	35,557
16,000	Carabao Group PCL	31,545
126,000	Jasmine International PCL	30,062
37,800	Minor International PCL	41,583
2,800	Siam Cement PCL	40,003
66,000	Thai Beverage PCL	45,758
28,400	Total Access Communication PCL	25,359
		373,097
	TURKEY – 1.9%
4,880	Arcelik A.S.	32,212
2,320	Coca-Cola Icecek A.S.	26,223
16,720	Turk Telekomunikasyon A.S.	30,885
		89,320
	TOTAL COMMON STOCKS (Cost $4,800,760)	4,739,203

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
WARRANTS – 0.2%
	THAILAND – 0.2%
27,350	Banpu PCL, Exercise Price: 5 THB, Expiration Date: June 2017*	10,394

	TOTAL WARRANTS(Cost $0)	10,394

SHORT-TERM INVESTMENTS – 0.1%
6,724	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.29%#	6,724

	TOTAL SHORT-TERM INVESTMENTS(Cost $6,724)	6,724

	TOTAL INVESTMENTS – 100.0% (Cost $4,807,484)	4,756,321
	Other Assets in Excess of Liabilities – 0.0%	1,031
	TOTAL NET ASSETS – 100.0%	$4,757,352

ADR — American Depository Receipt

GDR — Global Depository Receipt

*	Non-income producing security.

#	The rate is the annualized seven-day yield at period end.

THB — Thai Baht

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SUMMARY OF INVESTMENTS	October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	23.9%
Information Technology	23.1%
Consumer Discretionary	19.6%
Health Care	16.5%
Telecommunication Services	7.6%
Materials	3.8%
Industrials	2.6%
Real Estate	0.9%
Energy	0.9%
Financials	0.8%
Total Common Stocks	99.7%
Short-Term Investments	0.1%
Warrants	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 99.4%
	AUSTRALIA – 3.0%
25,740	ALS Ltd.	122,026
33,774	Boral Ltd.	161,912
15,561	Carsales.Com Ltd.	126,226
2,223	CSL Ltd.	170,022
2,301	Domino's Pizza Enterprises Ltd.	112,498
30,810	Duluxgroup Ltd.	150,985
36,738	Harvey Norman Holdings Ltd.	141,177
16,692	Nufarm Ltd.	112,538
43,446	Primary Health Care Ltd.	126,951
8,931	Sonic Healthcare Ltd.	139,251
10,140	Woolworths Ltd.	182,484
		1,546,070
	BELGIUM – 0.6%
1,287	Anheuser-Busch Inbev S.A.	147,500
1,560	Solvay S.A.	178,788
		326,288
	CANADA – 2.2%
14,235	BlackBerry Ltd.*	100,582
9,945	CAE, Inc.	139,798
1,560	George Weston Ltd.	127,221
3,900	Loblaw Cos., Ltd.	192,578
1,950	Open Text Corp.	121,168
3,900	Ritchie Bros Auctioneers, Inc.	134,961
5,187	Stantec, Inc.	115,486
6,630	West Fraser Timber Co., Ltd.	227,159
		1,158,953
	DENMARK – 1.5%
78	AP Moller - Maersk A/S Class B	119,538
2,691	Chr. Hansen Holding A/S	160,917
1,677	Coloplast A/S Class B	116,839
3,120	H. Lundbeck A/S*	100,457
1,287	Pandora A/S	167,272
6,630	William Demant Holding A/S*	123,296
		788,319
	FINLAND – 1.7%
3,705	Kone Oyj Class B	170,295
6,474	Metso OYJ	169,614
3,705	Nokian Renkaat Oyj	124,158
3,549	Orion Oyj Class B	150,909
16,692	Stora Enso Oyj Class R	157,635
2,496	Wartsila OYJ Abp	107,803
		880,414
	FRANCE – 3.3%
1,140	Air Liquide S.A.	115,819
858	Christian Dior SE	165,300
3,510	Compagnie de Saint-Gobain S.A.	155,619
1,131	Compagnie Generale des Etablissements Michelin	122,282
2,379	Dassault Systemes	188,131
1,053	Essilor International S.A.	118,200
3,861	Jcdecaux S.A.	117,894
663	Kering	146,846
2,691	Legrand S.A.	151,889
1,170	Pernod Ricard S.A.	138,965
1,833	Sanofi	142,583
936	Societe BIC S.A.	129,589
		1,693,117
	GERMANY – 2.7%
2,145	BASF SE	188,813
780	Continental AG	149,247
5,031	Evonik Industries AG	156,957
1,716	Fresenius Medical Care AG & Co. KGaA	139,595
1,638	HeidelbergCement AG	154,707
1,560	Merck KGaA	160,165
1,443	OSRAM Licht AG	81,701
1,755	Siemens AG	199,020
2,223	Symrise AG	152,328
		1,382,533
	IRELAND – 0.4%
4,095	Kingspan Group PLC	100,103
1,053	Paddy Power Betfair PLC	108,851
		208,954
	ISRAEL – 0.4%
2,496	Caesarstone Sdot-Yam Ltd.*	88,233
1,872	Nice Ltd.	124,432
		212,665
	ITALY – 0.9%
15,132	Davide Campari-Milano S.p.A.	152,192
7,527	Moncler S.p.A	125,169
5,616	Salvatore Ferragamo S.p.A.	137,223
5,499	Tenaris S.A.	77,641
		492,225
	JAPAN – 35.5%
3,900	ABC-MART, INC.	237,151
78,000	ANA Holdings, Inc.	219,114
3,900	BANDAI NAMCO Holdings, Inc.	116,905
3,900	Benesse Holdings, Inc.	102,172
11,700	Brother Industries Ltd.	214,883
3,900	Calbee, Inc.	141,400
3,900	Canon, Inc.	111,969
7,800	Coca-Cola West Co., Ltd.	230,471
7,500	Cyberagent, Inc.	218,038
11,700	Daicel Corp.	154,092

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
11,700	Daiichi Sankyo Co., Ltd.	281,241
39,000	Denka Co., Ltd.	177,028
3,900	Dip Corp.	103,471
3,900	Don Quijote Holdings Co., Ltd.	148,266
7,800	Ebara Corp.	231,584
3,900	Ezaki Glico Co., Ltd.	221,563
7,800	Fuji Heavy Industries Ltd.	303,880
15,600	Fuji Media Holdings, Inc.	215,254
39,000	Fujitsu Ltd.	231,250
42,900	Gungho Online Entertainment, Inc.	108,592
3,900	Hamamatsu Photonics K.K.	118,019
3,900	Hisamitsu Pharmaceutical Co., Inc.	208,203
7,800	Hitachi Chemical Co., Ltd.	182,595
3,900	Hitachi Kokusai Electric, Inc.	77,863
3,900	Horiba Ltd.	186,306
3,900	House Foods Group, Inc.	87,030
3,900	HOYA CORP.	162,740
11,700	Ibiden Co., Ltd.	169,791
7,800	ITO EN Ltd.	284,284
3,900	Itochu Techno-Solutions Corp.	96,234
3,900	Japan Airport Terminal Co., Ltd.	149,750
11,700	K's Holdings Corp.	202,525
7,800	Kansai Paint Co., Ltd.	167,750
3,900	KDDI Corp.	118,464
3,900	Kirin Holdings Co., Ltd.	67,081
7,800	Komatsu Ltd.	173,911
3,900	Konami Corp.	153,833
3,900	Kyocera Corp.	189,646
11,700	Kyowa Hakko Kirin Co., Ltd.	178,698
3,900	M3, Inc.	118,761
3,900	Makita Corp.	269,810
3,900	Matsumotokiyoshi Holdings Co., Ltd.	200,780
15,600	Minebea Co., Ltd.	159,437
3,900	Miraca Holdings, Inc.	188,533
27,300	Mitsubishi Chemical Holdings Corp.	179,515
39,000	Mitsubishi Heavy Industries Ltd.	166,785
3,900	Monotaro Co., Ltd.	95,083
7,800	Nabtesco Corp.	233,068
11,700	NEXON Co., Ltd.	199,296
7,800	NGK Insulators Ltd.	143,107
7,800	NGK Spark Plug Co., Ltd.	154,092
7,800	Nippon Paint Holdings Co., Ltd.	265,728
3,900	Nippon Paper Industries Co., Ltd.	73,038
3,900	Nippon Shinyaku Co., Ltd.	197,811
3,900	Nippon Telegraph & Telephone Corp.	172,946
7,800	Nippon Television Holdings, Inc.	138,357
7,800	Nissan Chemical Industries Ltd.	264,614
19,500	Nisshinbo Holdings, Inc.	194,286
3,900	Nissin Electric Co., Ltd.	51,958
3,900	Nissin Foods Holdings Co., Ltd.	225,646
3,900	Nitto Denko Corp.	271,888
3,900	Nomura Research Institute Ltd.	135,276
15,600	NSK Ltd.	173,094
3,900	OBIC Co., Ltd.	202,636
39,000	Oji Holdings Corp.	165,152
3,900	Olympus Corp.	139,173
7,800	Ono Pharmaceutical Co., Ltd.	197,960
3,900	OSG Corp.	83,096
3,900	Park24 Co., Ltd.	120,431
7,800	Pigeon Corp.	219,708
7,800	Resorttrust, Inc.	155,948
3,900	Rohm Co., Ltd.	205,234
7,800	Sankyo Co., Ltd.	274,635
7,800	Sanrio Co., Ltd.	146,150
15,600	Sanwa Holdings Corp.	155,577
3,900	Sawai Pharmaceutical Co., Ltd.	251,996
3,900	SCSK Corp.	145,482
3,900	Seven & I Holdings Co., Ltd.	162,665
3,900	Shin-Etsu Chemical Co., Ltd.	295,826
3,900	Shiseido Co., Ltd.	100,501
11,700	Skylark Co., Ltd.	164,447
3,900	Square Enix Holdings Co., Ltd.	129,153
39,000	Sumitomo Chemical Co., Ltd.	184,822
11,700	Sumitomo Dainippon Pharma Co., Ltd.	202,747
39,000	Sumitomo Osaka Cement Co., Ltd.	161,441
11,700	Sumitomo Rubber Industries Ltd.	195,733
3,900	Suntory Beverage & Food Ltd.	170,533
3,900	Suzuki Motor Corp.	138,431
3,900	Sysmex Corp.	270,552
11,700	Taiyo Nippon Sanso Corp.	123,029
7,800	Takara Bio, Inc.	112,749
11,700	Takara Holdings, Inc.	110,893
3,900	Takeda Pharmaceutical Co., Ltd.	174,430
3,900	Terumo Corp.	150,864
3,900	THK Co., Ltd.	82,390
7,800	Toho Co., Ltd.	234,182
3,900	Tokyo Electron Ltd.	352,126
39,000	Tokyo Gas Co., Ltd.	176,731
3,900	TOTO Ltd.	155,874
3,900	Toyo Suisan Kaisha Ltd.	157,915
7,800	Ushio, Inc.	94,044
3,900	Yakult Honsha Co., Ltd.	181,853
7,800	Yamaha Corp.	278,717
11,700	Yaskawa Electric Corp.	186,715

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
11,700	Zensho Holdings Co., Ltd.	218,446
		18,446,943
	NETHERLANDS – 0.7%
1,716	ASML Holding N.V.	181,524
2,886	Royal DSM N.V.	185,326
		366,850
	NEW ZEALAND – 0.5%
18,369	Fletcher Building Ltd.	136,274
38,766	Spark New Zealand Ltd.	101,504
		237,778
	NORWAY – 0.6%
19,383	Orkla A.S.A.	183,343
3,978	Salmar A.S.A.	129,298
		312,641
	SINGAPORE – 0.5%
23,400	SATS Ltd.	81,368
70,200	Singapore Telecommunications Ltd.	195,686
		277,054
	SPAIN – 0.3%
3,627	Amadeus IT Holding S.A. Class A	170,965

	SWEDEN – 2.9%
6,474	Atlas Copco AB Class A	190,169
12,714	Dometic Group AB*	90,054
11,427	Elekta AB Class B	99,241
4,329	Hennes & Mauritz AB - B Shares	121,931
14,898	HEXPOL AB Class B	122,616
21,840	Husqvarna AB Class B	164,499
1,950	Millicom International Cellular S.A.	85,833
15,405	Sandvik AB	175,369
7,800	SKF AB Class B	132,371
4,758	Svenska Cellulosa AB Class B	134,964
9,945	Trelleborg AB Class B	173,843
		1,490,890
	SWITZERLAND – 2.7%
858	Actelion Ltd.	124,071
2,379	Compagnie Financiere Richemont S.A.	153,123
429	Geberit AG	181,639
3,159	LafargeHolcim Ltd.	168,827
2,184	Novartis AG	155,479
546	Roche Holding Ltd. Genusssch.	125,609
117	SGS S.A.	237,337
1,014	Sonova Holding AG	136,068
351	Syngenta AG	140,414
		1,422,567
	UNITED KINGDOM – 6.6%
2,340	ASOS PLC*	150,188
30,303	B&M European Value Retail S.A.	86,795
14,079	BTG PLC*	113,104
6,006	Burberry Group PLC	108,158
71,331	Cobham PLC	124,449
5,694	Coca-Cola HBC AG	122,769
3,354	Croda International PLC	143,240
25,584	DS Smith PLC	124,567
6,981	Experian PLC	134,068
11,388	IMI PLC	138,202
6,240	JD Sports Fashion PLC	115,724
20,124	Just Eat PLC*	138,080
21,567	Kingfisher PLC	95,134
21,021	Merlin Entertainments PLC	118,262
5,538	Mondi PLC	107,911
1,404	Reckitt Benckiser Group PLC	125,355
12,870	Rolls-Royce Holdings PLC	114,155
592,020	Rolls-Royce Holdings PLC C Shares*‡	723
17,394	Sage Group PLC	153,220
2,301	Shire PLC	130,632
7,683	Smith & Nephew PLC	110,967
9,438	Smiths Group PLC	163,394
2,496	Spirax-Sarco Engineering PLC	134,450
4,056	Unilever PLC	169,258
60,918	Vodafone Group PLC	167,194
2,574	Whitbread PLC	113,605
5,577	WPP PLC	121,063
3,588	X5 Retail Group N.V. Sponsored GDR RegS*	107,066
		3,431,733
	UNITED STATES – 32.4%
1,833	AbbVie, Inc.	102,245
2,886	Activision Blizzard, Inc.	124,589
546	Acuity Brands, Inc.	122,069
1,716	Adobe Systems, Inc.*	184,487
2,964	Agilent Technologies, Inc.	129,141
1,170	Air Products and Chemicals, Inc.	156,101
1,443	Albemarle Corp.	120,563
936	Alexion Pharmaceuticals, Inc.*	122,148
2,652	Amdocs Ltd.	155,009
741	Amgen, Inc.	104,600
2,301	Amphenol Corp. Class A	151,705
2,262	Analog Devices, Inc.	144,994
1,209	Apple, Inc.	137,270
2,808	AT&T, Inc.	103,306
1,755	Autodesk, Inc.*	126,851
4,602	BorgWarner, Inc.	164,936

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,262	Broadridge Financial Solutions, Inc.	146,261
702	C. R. Bard, Inc.	152,109
4,797	CA, Inc.	147,460
4,134	CBRE Group, Inc. Class A*	106,492
2,223	CDK Global, Inc.	121,398
2,223	Celanese Corp. Class A	162,101
5,304	Check Point Software Technologies Ltd.*	448,506
1,326	Cintas Corp.	141,444
4,914	Cisco Systems, Inc.	150,762
663	Cooper Companies, Inc.	116,715
624	CoStar Group, Inc.*	116,763
1,092	Cummins, Inc.	139,579
1,755	Danaher Corp.	137,855
2,340	DENTSPLY International, Inc.	134,714
1,716	Dollar Tree, Inc.*	129,644
1,677	Dover Corp.	112,175
1,560	Dr Pepper Snapple Group, Inc.	136,952
1,950	Eaton Corp. PLC	124,351
3,666	eBay, Inc.*	104,518
1,248	Edwards Lifesciences Corp.*	118,835
2,145	EI du Pont de Nemours & Co.	147,555
1,716	Eli Lilly and Co.	126,709
3,393	Emerson Electric Co.	171,957
1,482	Equifax, Inc.	183,724
1,482	Estee Lauder Co., Inc. Class A	129,127
1,326	Expedia, Inc.	171,359
1,326	F5 Networks, Inc.*	183,266
1,209	Facebook, Inc. Class A*	158,367
1,014	FactSet Research Systems, Inc.	156,886
3,354	Fastenal Co.	130,739
2,262	Foot Locker, Inc.	151,034
5,070	Gap, Inc.	139,881
1,872	General Mills, Inc.	116,027
1,404	Gilead Sciences, Inc.	103,377
4,992	Hanesbrands, Inc.	128,294
1,677	Hasbro, Inc.	139,879
1,287	Henry Schein, Inc.*	192,020
1,326	Honeywell International, Inc.	145,436
1,755	IDEX Corp.	151,702
663	Illumina, Inc.*	90,261
2,028	Ingersoll-Rand PLC	136,464
1,053	Ingredion, Inc.	138,122
3,432	Intel Corp.	119,674
1,326	Intuit, Inc.	144,189
6,123	Juniper Networks, Inc.	161,280
1,560	Lam Research Corp.	151,102
3,237	Leggett & Platt, Inc.	148,514
780	LinkedIn Corp. Class A*	147,888
1,911	Lowe's Companies, Inc.	127,368
3,900	lululemon athletica, Inc.*	223,275
3,120	Macy's, Inc.	113,849
1,560	Mallinckrodt PLC*	92,446
4,095	Mattel, Inc.	129,115
1,560	McCormick & Co., Inc.	149,557
1,365	Mead Johnson Nutrition Co.	102,061
351	Mettler-Toledo International, Inc.*	141,832
2,418	Microchip Technology, Inc.	146,410
8,658	Micron Technology, Inc.*	148,571
3,900	Mobileye N.V.*	145,002
1,014	Molson Coors Brewing Co. Class B	105,263
1,092	Monsanto Co.	110,041
3,471	Newell Rubbermaid, Inc.	166,677
1,755	NVIDIA Corp.	124,886
624	O'Reilly Automotive, Inc.*	165,011
3,705	Oracle Corp.	142,346
2,262	Owens Corning	110,340
1,560	Parker-Hannifin Corp.	191,490
3,159	PayPal Holdings, Inc.*	131,604
1,833	Pentair PLC	101,053
3,900	Perrigo Co. PLC	324,441
1,755	PPG Industries, Inc.	163,443
156	Priceline Group, Inc.*	229,980
1,131	PVH Corp.	120,994
1,755	QUALCOMM, Inc.	120,604
1,716	Red Hat, Inc.*	132,904
3,042	Reynolds American, Inc.	167,553
1,404	Rockwell Automation, Inc.	168,087
2,730	Schlumberger N.V.	213,568
3,705	SEI Investments Co.	164,243
936	Snap-on, Inc.	144,238
4,056	Southwest Airlines Co.	162,443
2,262	Splunk, Inc.*	136,150
1,326	Stanley Black & Decker, Inc.	150,952
1,287	Stryker Corp.	148,455
2,925	Synopsys, Inc.*	173,482
1,989	Target Corp.	136,704
3,900	Textron, Inc.	156,312
975	Thermo Fisher Scientific, Inc.	143,354
1,404	Time Warner, Inc.	124,942
1,794	TripAdvisor, Inc.*	115,677
2,886	UGI Corp.	133,593
195	Ulta Salon Cosmetics & Fragrance, Inc.*	47,451

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2016 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,365	Varian Medical Systems, Inc.*	123,846
1,560	Vmware, Inc. Class A*	122,616
1,794	Wabtec Corp.	138,694
1,872	Walgreens Boots Alliance, Inc.	154,871
1,950	Western Digital Corp.	113,958
2,652	Xilinx, Inc.	134,907
3,510	Xylem, Inc.	169,638
1,092	Zimmer Biomet Holdings, Inc.	115,097
2,535	Zoetis, Inc. Class A	121,173
		16,806,048
	TOTAL COMMON STOCKS
	(Cost $50,683,053)	51,653,007

SHORT-TERM INVESTMENTS – 0.3%
138,361	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.29%#	138,361

	TOTAL SHORT-TERM INVESTMENTS (Cost $138,361)	138,361

	TOTAL INVESTMENTS – 99.7% (Cost $50,821,414)	51,791,368
	Other Assets in Excess of Liabilities – 0.3%	136,975
	TOTAL NET ASSETS – 100.0%	$51,928,343

*	Non-income producing security.

‡

Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of these securities is $723 (0.0% of total net assets).

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.2%
Information Technology	18.7%
Consumer Discretionary	18.4%
Health Care	15.7%
Materials	12.7%
Consumer Staples	10.9%
Telecommunication Services	1.8%
Financials	0.6%
Utilities	0.6%
Energy	0.6%
Real Estate	0.2%
Total Common Stocks	99.4%
Short-Term Investments	0.3%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2016 (Unaudited)

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $4,807,484 and $50,821,414, respectively)	$4,756,321	$51,791,368
Foreign currency, at value (Cost $3,507 and $20,235, respectively)	3,513	20,351
Dividends and interest receivable	1,184	147,222
Total Assets	4,761,018	51,958,941

Liabilities:
Advisory fee payable	3,666	30,587
Payable for currency sold	—	11
Total Liabilities	3,666	30,598

Net Assets	$4,757,352	$51,928,343

Net Assets Consist of:
Capital	$4,800,480	$50,439,710
Accumulated undistributed net investment income (loss)	70,694	265,565
Accumulated net realized gain (loss) on investments and foreign currency transactions	(62,685)	258,023
Net unrealized appreciation (depreciation) on investments	(51,163)	969,954
Net unrealized appreciation (depreciation) on foreign currency translation	26	(4,909)
Net Assets	$4,757,352	$51,928,343

Net Assets	$4,757,352	$51,928,343
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	200,001	1,950,001
Net Asset Value, Offering and Redemption Price Per Share	$23.79	$26.63

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS	For the Period Ended October 31, 2016 (Unaudited)

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $11,648 and $24,803, respectively)	$97,207	$321,578
Interest	51	159
Total Investment Income	97,258	321,737

Expenses:
Advisory fees	22,024	129,925
Total Expenses	22,024	129,925

Net investment income (loss)	75,234	191,812

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	7,133	283,677
Net realized gain (loss) on foreign currency transactions	(1,634)	(4,197)
Change in unrealized appreciation/depreciation on investments	45,989	348,787
Change in unrealized appreciation/depreciation on foreign currency translation	33	(7,651)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	51,521	620,616

Change in Net Assets Resulting From Operations	$126,755	$812,428

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2016

	Gavekal Knowledge Leaders Emerging Markets ETF		Gavekal Knowledge Leaders Developed World ETF
	Six Months Ended October 31, 2016 (Unaudited)	For the Period July 7, 2015(1) through April 30, 2016	Six Months Ended October 31, 2016 (Unaudited)	For the Period July 7, 2015(1) through April 30, 2016
From Investment Activities:
Operations:
Net investment income	$75,234	$30,436	$191,812	$101,997
Net realized gain (loss) on investments and foreign currency transactions	5,499	(73,602)	279,480	(26,273)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	46,022	(97,159)	341,136	623,909
Net Increase (Decrease) in Net Assets Resulting from Operations	126,755	(140,325)	812,428	699,633

Distributions to Shareholders:
From net investment income	—	(29,558)	—	(23,428)
Total Distributions to Shareholders	—	(29,558)	—	(23,428)

Capital Transactions:
Proceeds from shares issued	1,131,676	3,668,779	37,095,844	14,705,740
Cost of shares redeemed	—	—	(1,361,899)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,131,676	3,668,779	35,733,945	14,705,740

Total Increase (Decrease) in Net Assets	1,258,431	3,498,896	36,546,373	15,381,945

Net Assets:
Beginning of period	3,498,921	25 (2)	15,381,970	25 (2)
End of period	$4,757,352	$3,498,921	$51,928,343	$15,381,970

Accumulated undistributed net investment income (loss)	$70,694	$(4,540)	$265,565	$73,753

Share Transactions:
Issued	50,000	150,000	1,400,000	600,000
Redeemed	—	—	(50,000)	—
Net Increase (Decrease) in Share Transactions	50,000	150,000	1,350,000	600,000

(1)	Commencement of operations.

(2)	Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distri-butions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)(7)
Gavekal Knowledge Leaders Emerging Markets ETF
Six Months Ended October 31, 2016 (Unaudited)	$23.33	$0.39	$0.07	$0.46	$—	$—	$—	$23.79	1.97%	1.53%	0.95%	3.25%	$4,757	31%
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.24	$(1.71)	$(1.47)	$(0.20)	$—	$(0.20)	$23.33	(5.85)%	(5.25)%	0.95%	1.27%	$3,499	43%
Gavekal Knowledge Leaders Developed World ETF
Six Months Ended October 31, 2016 (Unaudited)	$25.64	$0.15	$0.84	$0.99	$—	$—	$—	$26.63	3.86%	5.48%	0.75%	1.11%	$51,928	41%
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.29	$0.41	$0.70	$(0.06)	$—	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Annualized for periods less than one year.

(6)	Commencement of operations.

(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2016 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the ”Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Gavekal Knowledge Leaders Emerging Markets ETF (the “Emerging Markets ETF”) and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

Value (“NAV”) and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2016 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$4,739,203	$—	$—	$4,739,203
Warrants	10,394	—	—	10,394
Short-Term Investments	6,724	—	—	6,724
Total Assets	$4,756,321	$—	$—	$4,756,321

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)(2)	$51,652,284	$723	$—	$51,653,007
Short-Term Investments	138,361	—	—	138,361
Total Assets	$51,790,645	$723	$—	$51,791,368

*	The Funds did not hold any Level 3 securities at period end.

[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

[2]	Level 2 identified security is Rolls-Royce Holdings PLC C Shares, which is a United Kingdom security in the Industrials sector.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

Transfers are recognized at the end of the reporting period. The Developed World ETF had no transfers between Levels at period end. The Emerging Markets ETF held two securities, Crown Confectionery Co., Ltd. and Lotte Confectionery Co., Ltd. (each of which is a South Korean security in the Consumer Staples sector) that halted trading at April 30, 2016 and were fair valued, resulting in a Level 2 classification for each of these securities. These securities subsequently resumed trading and as such are classified as Level 1 as of October 31, 2016. These securities represent the only transfers between Levels at period end for the Emerging Markets ETF. The following is a reconciliation of transfers between Levels for the Emerging Markets ETF from April 30, 2016 to October 31, 2016, represented by the October 31, 2016 market value of securities:

Fund	Emerging Markets ETF
Transfers into Level 1	$50,443
Transfers out of Level 1	—
Net transfers into (out of) Level 1	50,443

Transfers into Level 2	—
Transfers out of Level 2	(50,443)
Net transfers into (out of) Level 2	(50,443)

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. The Funds may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Funds, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of proactive oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.95% and 0.75%, of average daily net assets of the Emerging Markets ETF and Developed World ETF, respectively.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Gavekal Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Emerging Markets Index and the Developed World Index (the “Indices”). The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Funds’ Adviser.

(c) Broker Commissions

For the period ending October 31, 2016, the Emerging Markets ETF and Developed World ETF paid approximately $1,140 and $2,646, respectively, for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Funds’ Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 29, 2017. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Funds’ fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Funds’ co-administrator.

Certain officers of the Trust are also employees of the Funds’ Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2016 were as follows:

Fund	Purchases	Sales
Emerging Markets ETF	$2,095,095	$1,410,645
Developed World ETF	15,683,498	14,137,372

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended October 31, 2016 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Emerging Markets ETF	$528,920	$—	$—
Developed World ETF	35,567,589	1,376,571	405,212

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a non-standard charge of up to 0.02% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for each Fund. A Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for the Emerging Markets ETF and Developed World ETF are $1,400 and $1,800, respectively.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Emerging Markets ETF and Developed World ETF are $1,400 and $1,800, respectively.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk (Emerging Markets ETF): Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax year ended April 30, 2016, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Emerging Markets ETF	$29,558	$—	$29,558
Developed World ETF	23,428	—	23,428

As of the tax year ended April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Emerging Markets ETF	$—	$—	$(67,576)	$(102,307)	$(169,883)
Developed World ETF	76,382	—	(23,403)	623,226	676,205

At October 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets ETF	$4,808,557	$353,448	$(405,684)	$(52,236)
Developed World ETF	50,821,414	2,691,002	(1,721,048)	969,954

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2016, the Funds had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Emerging Markets ETF	$67,111	$—
Developed World ETF	23,403	—

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2016, the Emerging Markets ETF had $465 of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes. Net qualified late-year ordinary losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2016 (Unaudited)

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. The effective dates of these rules are generally not impacting the Funds until sometime in 2018. Management is currently evaluating the impacts to the Funds.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2016 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for each Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/1/16	10/31/16		5/1/16 – 10/31/16
Emerging Markets ETF	$1,000.00	$1,019.70	0.95%	$4.84
Developed World ETF	1,000.00	1,038.60	0.75%	3.85
Hypothetical (5% annual return before expenses)*	5/1/16	10/31/16		5/1/16 – 10/31/16
Emerging Markets ETF	$1,000.00	$1,020.42	0.95%	$4.84
Developed World ETF	1,000.00	1,021.43	0.75%	3.82

*

Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2016 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Gavekal Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Fund’s underlying index), the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC

140 Broadway, 46th Floor

New York, NY 10005

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.gavekalfunds.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.gavekalfunds.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 22, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 22, 2016